Consolidated Statement of Comprehensive (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net loss	$ (155,800)	$ (230,026)	$ (246,290)
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plan	3,715	(587)	(305)
Total items that will not be reclassified to profit or loss	3,715	(587)	(305)
Items that may be reclassified to profit or loss
Currency translation differences	(539)	(62)	176
Total items that may be reclassified to profit or loss	(539)	(62)	176
Other comprehensive loss	3,176	(649)	(129)
Total comprehensive loss	(152,624)	(230,675)	(246,419)
Attributable to:
Owners of the parent	$ (152,624)	$ (230,675)	$ (246,419)